Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 5,586	$ 7,631	$ 189,417
Gross realized gains	0	0	1,563
Gross realized (losses)	(14)	(19)	(1,802)
Transfers of HTM	0	998,157	0
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	189,417
Gross realized gains	0	0	1,563
Gross realized (losses)	0	0	(1,802)
Transfers of HTM	0	998,157	0
Asset-backed securities - Student loans
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	5,586	7,631	0
Gross realized gains	0	0	0
Gross realized (losses)	$ (14)	$ (19)	$ 0